Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Summary of results of operations of discontinued businesses
Set forth below is a summary of the results of operations of discontinued businesses for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year ended December 31,
	2012	2011	2010
Net revenues	$—	$—	$6,375
Operating expenses	—	12	13,081
Selling, general and administrative expenses	—	(11)	2,372
Operating loss	—	(1)	(9,078)
Other expense	(2)	—	(79)
Loss from operations before income tax benefit	(2)	(1)	(9,157)
Income tax benefit	1	—	3,330
Loss from operations	(1)	(1)	(5,827)
Gain on sale of assets, net of income taxes	—	3,561	2,623
Net (loss) gain	$(1)	$3,560	$(3,204)